TANGIBLE FIXED ASSETS - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense relates to administrative expense	$ 121,922	$ 110,124	$ 114,480
Other plant and operating equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense relates to administrative expense	$ 1,200	$ 1,000	$ 1,100